As filed with the Securities and Exchange Commission on August 11, 2016

Securities Act File No. 333-152915
Investment Company Act File No. 811-22227

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |X|

Post-Effective Amendment No. 76 |X|

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 |X|

Amendment No. 78 |X|

(Check appropriate box or boxes.)

INDEXIQ ETF TRUST
(Exact Name of Registrant as Specified in Charter)

800 Westchester Avenue
Suite S-710
Rye Brook, NY 10573
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (914) 697-4946

Adam S. Patti
IndexIQ Advisors LLC
800 Westchester Avenue
Suite S-710
Rye Brook, NY 10573
(Name and Address of Agent for Service)

With a copy to:

Matthew V. Curtin, Esq.
IndexIQ Advisors LLC
800 Westchester Avenue
Suite S-710
Rye Brook, NY 10573

It is proposed that this filing will become effective:

	Immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on August 17, 2016, pursuant to paragraph (b)(1) of Rule 485
	60 days after filing pursuant to paragraph (a)(1) of Rule 485
	on _______, pursuant to paragraph (a)(1) of Rule 485
	75 days after filing pursuant to paragraph (a)(2) of Rule 485
	on _______, pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒     This Post-Effective Amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: Shares of Beneficial Interest, no par value.

Explanatory Note

This Post-Effective Amendment No. 76 to the Registrant’s Registration Statement on Form N-1A is being filed solely for the purpose of delaying, until August 17, 2016, the effectiveness of the registration statement for IQ Candriam Sustainable Asia Pacific Equity ETF, IQ Candriam Sustainable European Equity ETF, IQ Candriam Sustainable International Equity ETF, IQ Candriam Sustainable US Equity ETF, and IQ Candriam Sustainable World Equity ETF (the “Funds”), filed in Post-Effective Amendment No. 53 on March 30, 2016, the effectiveness of which was delayed pursuant to Post-Effective Amendment No. 65, as filed on June 10, 2016, Post-Effective Amendment No. 66, as filed on June 16, 2016, Post-Effective Amendment No. 67, as filed on June 23, 2016, Post-Effective Amendment No. 70, as filed on July 7, 2016, Post-Effective Amendment No. 71, as filed on July 21, 2016, Post-Effective Amendment No. 72, as filed on July 28, 2016, and Post-Effective Amendment No. 75, as filed on August 4, 2016.

This Post-Effective Amendment No. 76 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 53. This Post-Effective Amendment does not affect the currently effective prospectuses and statements of additional information for the other series of the Trust’s shares.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 76 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Rye Brook, and State of New York on this 11th day of August, 2016.

INDEXIQ ETF TRUST

By:	/s/ Adam S. Patti
Adam S. Patti
President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date

/s/ Reena Aggarwal*	Trustee	August 11, 2016
Reena Aggarwal

/s/ Michael A. Pignataro*	Trustee	August 11, 2016
Michael A. Pignataro

/s/ Paul D. Schaeffer*	Trustee	August 11, 2016
Paul D. Schaeffer

/s/ Adam S. Patti*	Chairman, Trustee	August 11, 2016
Adam S. Patti	President and Principal
Executive Officer

/s/ David L. Fogel*	Treasurer and Principal	August 11, 2016
David L. Fogel	Financial Officer

/s/ David L. Fogel

David L. Fogel, Attorney-in-fact

* PURSUANT TO POWERS OF ATTORNEY PREVIOUSLY FILED